Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Feb. 01, 2012
Dreyfus/The Boston Company Small Cap Value Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Value Fund
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Fund Summary
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The fund seeks long-term growth of capital.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
66.51% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.51%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategy
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of small-cap
U.S. companies. The fund currently considers small-cap companies to be those with total market capitalizations, at the time of purchase, that are equal to or less than the total market capitalization of the largest company included in the
Russell 2000® Value Index.

The fund's portfolio managers use fundamental research and qualitative analysis to select stocks among the portfolio candidates. The portfolio managers look for companies with strong competitive positions, high quality management, and financial strength.

The portfolio managers use a variety of screening methods to identify small-cap companies that might be attractive investments. Once attractive investments have been identified, the portfolio managers then use a consistent three-step fundamental research process to evaluate the stocks, consisting of:

o Valuation: to identify small-cap companies that are considered to be attractively priced relative to their earnings potential;

o Fundamentals: to verify the strength of the underlying business position; and

o Catalyst: to identify a specific event that has the potential to cause the stocks to appreciate in value.

The portfolio managers focus primarily on individual stock selection instead of trying to predict which industries or sectors will perform best. The stock selection process is designed to produce a diversified portfolio of companies that the portfolio managers believe are undervalued relative to expected business growth.

Risk, Heading	rr_RiskHeading	Principal Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

o Small and midsize company risk. Small and midsize companies carry additional risks because the operating histories of these companies tend to be more limited, their earnings and revenues less predictable (and some companies may be experiencing significant losses), and their share prices more volatile than those of larger, more established companies. The shares of smaller companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the fund's ability to sell these securities.

o Value stock risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock's intrinsic worth or the expected value was misgauged. They also may decline in price even though in theory they are already undervalued.

o Market sector risk. The fund may significantly overweight or underweight certain companies, industries or market sectors, which may cause the fund's performance to be more or less sensitive to developments affecting those companies, industries or sectors.

o Liquidity risk. When there is little or no active trading market for a security, the fund may not be able to sell the security in a timely manner at its perceived value, which could cause the fund's share price to fall.

Risk, Lose Money	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is no guarantee of future results.
Bar Chart, Heading	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) -- Class I
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart shows changes in the performance of the fund's Class I shares from year to year.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter
Q2, 2003: 22.52%
Worst Quarter
Q4, 2008: -25.13%

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/11)
Dreyfus/The Boston Company Small Cap Value Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Value Fund | Russell 2000 ® Value Index
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000® Value Index reflects no deduction for fees, expenses or taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.50%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.87%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.40%
Dreyfus/The Boston Company Small Cap Value Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Value Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.80%
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.96%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	98
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	306
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	531
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,178
Annual Return 2002	rr_AnnualReturn2002	(10.88%)
Annual Return 2003	rr_AnnualReturn2003	46.12%
Annual Return 2004	rr_AnnualReturn2004	27.92%
Annual Return 2005	rr_AnnualReturn2005	7.28%
Annual Return 2006	rr_AnnualReturn2006	22.02%
Annual Return 2007	rr_AnnualReturn2007	(5.17%)
Annual Return 2008	rr_AnnualReturn2008	(32.04%)
Annual Return 2009	rr_AnnualReturn2009	31.78%
Annual Return 2010	rr_AnnualReturn2010	19.44%
Annual Return 2011	rr_AnnualReturn2011	(1.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.52%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.13%)
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns before taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.92%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.10%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.05%
Dreyfus/The Boston Company Small Cap Value Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Value Fund | Class I | After Taxes on Distributions
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns after taxes on distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.99%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.43%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.99%
Dreyfus/The Boston Company Small Cap Value Fund (Prospectus Summary) | Dreyfus/The Boston Company Small Cap Value Fund | Class I | After Taxes on Distributions and Sales
Risk Return [Abstract]	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I returns after taxes on distributions and sale of fund shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.17%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.15%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	6.65%